CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Operating activities:
Net income	$ 740	$ 626
Adjustments to reconcile net income to net cash provided by operations:
Depreciation And Amortization	404	387
Net change in operating assets and liabilities	(248)	60
Deferred Income Taxes Net And Uncertain Tax Positions	(61)	(100)
Impairment of long lived assets	1	15
Stock-based compensation	17	18
Other items	20	99
Loss (gain) from sale of long lived assets and investments	25	(3)
Net cash provided by operating activities	898	1,102
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	(163)	0
Purchase of property, plant and equipment	(225)	(264)
Purchase of investments and other assets	(8)	(104)
Proceeds From Sales of Long Lived Assets And Investments	18	143
Other investing activities	(10)	(41)
Net cash used in investing activities	(388)	(266)
Financing activities:
Purchase of treasury shares	0	(200)
Net change in short-term debt	336	(20)
Dividends paid	(291)	(281)
Proceeds from exercise of options by employees	98	2
Proceeds From Long Term Loans And Other Long Term Liabilities	(2)	0
Repayment of long-term loans And Other Long Term Liabilities	(767)	(1,762)
Other financing activities	(8)	1
Net cash used in financing activities	(634)	(2,260)
Translation adjustment on cash and cash equivalents	(13)	(61)
Net change in cash and cash equivalents	(137)	(1,485)
Balance of cash and cash equivalents at beginning of period	1,038	2,879
Balance of cash and cash equivalents at end of period	$ 901	$ 1,394